Long-Term Investment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2026
Long-Term Investment [Line Items]
Impairment loss	$ 1,607,537
Impairment carrying amount
Zhuoli Service [Member]
Long-Term Investment [Line Items]
Investment percentage				39.00%
Suffered loss		$ 2,402,376
Jiuzhou Pharmacy [Member]
Long-Term Investment [Line Items]
Injected funds			$ 1,443,752